Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation
Basis of Presentation

Note 1    — Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X.  The results of operations for the three and six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

The following table summarizes the changes in accumulated other comprehensive income (loss) by component, net of tax impact, at the dates and for the periods indicated (in thousands). All amounts are net of income taxes.

	Three months
	ended June 30,
	2013	2012
Beginning Balance	$2,104	$2,192

Other comprehensive loss before reclassifications(a)	(2,896)	(742)

Amounts reclassified from accumulated other comprehensive income (loss)(a)	(88)	25

Net current-period other comprehensive income loss	(2,984)	(717)
Ending Balance	$(880)	$1,475

	Six months
	ended June 30,
	2013	2012
Beginning Balance	$2,358	$1,329

Other comprehensive loss before reclassifications(a)	(3,140)	(4)

Amounts reclassified from accumulated other comprehensive income (loss)(a)	(98)	150

Net current-period other comprehensive income (loss)	(3,238)	146
Ending Balance	$(880)	$1,475

(a)         All other comprehensive income (loss) and reclassifications are related to available-for-sale securities.

In the opinion of management, all adjustments necessary to fairly present the consolidated financial position and consolidated results of operations have been made. All such adjustments are of a normal, recurring nature.  All significant intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements and notes thereto are presented in accordance with the instructions for Form 10-Q.  The information included in the Company’s 2012 Annual Report on Form 10-K, as filed with the Securities and Exchange Commission (the “SEC”) on March 28, 2013, should be referred to in connection with these unaudited interim financial statements.

Note 1—ORGANIZATION AND BASIS OF PRESENTATION

        The consolidated financial statements include the accounts of First Community Corporation (the "Company") and its wholly owned subsidiary, First Community Bank (the "Bank"). The Company owns all of the common stock of FCC Capital Trust I. All material intercompany transactions are eliminated in consolidation. The Company was organized on November 2, 1994, as a South Carolina corporation, and was formed to become a bank holding company. The Bank opened for business on August 17, 1995. FCC Capital Trust I is an unconsolidated special purpose subsidiary organized for the sole purpose of issuing trust preferred securities.